Securitizations and Variable Interest Entities, Secured Borrowing and Consolidated Variable Interest Entity (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Variable Interest Entity [Line Items]
Assets	$ 1,687,155	[1],[2]	$ 1,523,502	[1],[2]
Liabilities	(1,501,893)	[1],[3]	(1,352,494)	[1],[3]
Noncontrolling interests	(868)		(866)
Total secured borrowings [Member]
Variable Interest Entity [Line Items]
Total VIE assets	10,476		17,449
Total secured borrowings [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets	10,132		15,307
Liabilities	(8,132)		(13,547)
Noncontrolling interests	0		0
Net assets	2,000		1,760
Total secured borrowings [Member] | Municipal tender option bond securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	5,422		11,626
Total secured borrowings [Member] | Municipal tender option bond securitizations [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets	4,837		9,210
Liabilities	(3,143)		(7,874)
Noncontrolling interests	0		0
Net assets	1,694		1,336
Total secured borrowings [Member] | Commercial Real Estate Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets	250		486
Total secured borrowings [Member] | Commercial Real Estate Loans [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets	250		486
Liabilities	(63)		(277)
Noncontrolling interests	0		0
Net assets	187		209
Total secured borrowings [Member] | Residential [Member]
Variable Interest Entity [Line Items]
Total VIE assets	4,804		5,337
Total secured borrowings [Member] | Residential [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets	5,045		5,611
Liabilities	(4,926)		(5,396)
Noncontrolling interests	0		0
Net assets	119		215
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets	6,423		8,944
Assets	5,817		8,122
Liabilities	(1,677)		(2,484)
Noncontrolling interests	(103)		(5)
Net assets	4,037		5,633
Consolidated VIEs [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets	5,817		8,122
Liabilities	(1,677)		(2,484)
Noncontrolling interests	(103)		(5)
Net assets	4,037		5,633
Consolidated VIEs [Member] | Nonconforming residential mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	5,041		6,770
Consolidated VIEs [Member] | Nonconforming residential mortgage loan securitizations [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets	4,491		6,018
Liabilities	(1,509)		(2,214)
Noncontrolling interests	0		0
Net assets	2,982		3,804
Consolidated VIEs [Member] | Structured Asset Finance [Member]
Variable Interest Entity [Line Items]
Total VIE assets	47		56
Consolidated VIEs [Member] | Structured Asset Finance [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets	47		56
Liabilities	(23)		(18)
Noncontrolling interests	0		0
Net assets	24		38
Consolidated VIEs [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets	904		1,536
Consolidated VIEs [Member] | Investment funds [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets	904		1,536
Liabilities	(2)		(70)
Noncontrolling interests	0		0
Net assets	902		1,466
Consolidated VIEs [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets	431		582
Consolidated VIEs [Member] | Other securitizations and transactions [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets	375		512
Liabilities	(143)		(182)
Noncontrolling interests	(103)		(5)
Net assets	129		325
Total secured borrowings and consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets	16,899		26,393
Total secured borrowings and consolidated VIEs [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets	15,949		23,429
Liabilities	(9,809)		(16,031)
Noncontrolling interests	(103)		(5)
Net assets	$ 6,037		$ 7,393

[1]	Financial information for certain periods prior to 2014 was revised to reflect our determination that certain factoring arrangements did not qualify as loans. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	Our consolidated assets at December 31, 2014 and December 31, 2013, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $117 million and $165 million; Trading assets, $0 million and $162 million; Investment securities, $875 million and $1.4 billion; Mortgages held for sale, $0 million and $38 million; Net loans, $4.5 billion and $6.1 billion; Other assets, $316 million and $347 million, and Total assets, $5.8 billion and $8.1 billion, respectively.
[3]	Our consolidated liabilities at December 31, 2014 and December 31, 2013, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $0 million and $29 million; Accrued expenses and other liabilities, $49 million and $90 million; Long-term debt, $1.6 billion and $2.3 billion; and Total liabilities, $1.7 billion and $2.4 billion, respectively.